Changes in liabilities arising from financing activities - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		$ (20,985)		$ 4,092
Non-cash changes		8,560		(10,711)
of which: foreign currency translation		(270)		(2,905)
of which: fair value changes		7,424		(7,475)
of which: other		1,406		(332)
Balance		179,327		191,752		$ 198,371
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(22,704)		(7,402)
Non-cash changes		930		(3,488)
of which: foreign currency translation		(476)		(3,155)
of which: other		1,406		(332)
Balance		110,497		132,271		143,160
of which: short term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(17,149)		(12,245)
Non-cash changes		(39)		(1,000)
of which: foreign currency translation		(39)		(1,000)
of which: other		0		0
Balance		21,837		39,025		52,270
of which: long term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(5,555)		4,843
Non-cash changes		969		(2,487)
of which: foreign currency translation		(438)		(2,155)
of which: other	[1]	1,406		(332)
Balance		88,660		93,246		90,890
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		2,144		13,332
Non-cash changes		7,634		(7,083)
of which: foreign currency translation		212		309
of which: fair value changes		7,421		(7,392)
of which: other		0		0
Balance		66,809		57,031		50,782
Over-the-counter (OTC) debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[2]	(425)		(1,838)
Non-cash changes	[2]	(3)		(140)
of which: foreign currency translation	[2]	(6)		(59)
of which: fair value changes	[2]	3		(82)
of which: other	[2]	0		0
Balance		2,022	[2]	2,450	[2]	4,428
UBS AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(20,985)		4,092
Non-cash changes		8,588		(10,481)
of which: foreign currency translation		(270)		(2,663)
of which: fair value changes		7,424		(7,475)
of which: other		1,434		(344)
Balance		179,531		191,928		198,316
UBS AG | Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(28,355)		(13,358)
Non-cash changes		(55)		(2,855)
of which: foreign currency translation		(346)		(2,624)
of which: other		291		(231)
Balance		62,835		91,245		107,458
UBS AG | of which: short term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(17,149)		(12,245)
Non-cash changes		(39)		(1,000)
of which: foreign currency translation		(39)		(1,000)
of which: other		0		0
Balance		21,837		39,025		52,270
UBS AG | of which: long term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(11,206)		(1,113)
Non-cash changes		(16)		(1,854)
of which: foreign currency translation		(307)		(1,623)
of which: other	[3]	291		(231)
Balance		40,998		52,220		55,187
UBS AG | Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		1,947		13,332
Non-cash changes		7,614		(7,083)
of which: foreign currency translation		210		309
of which: fair value changes		7,404		(7,392)
of which: other		0		0
Balance		66,592		57,031		50,782
UBS AG | Over-the-counter (OTC) debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[4]	(425)		(1,838)
Non-cash changes	[4]	(3)		(140)
of which: foreign currency translation	[4]	(6)		(59)
of which: fair value changes	[4]	3		(82)
of which: other	[4]	0		0
Balance		2,022	[4]	2,450	[4]	4,428
UBS AG | Funding from UBS Group AG and its subsidiaries
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[5]	5,848		5,956
Non-cash changes	[5]	1,033		(402)
of which: foreign currency translation	[5]	(128)		(289)
of which: fair value changes	[5]	17		0
of which: other	[3],[5]	1,144		(113)
Balance	[5]	$ 48,083		$ 41,202		$ 35,648

[1]	Includes the effect of fair value hedges on long-term debt. Refer to Note 1a item 3j and Note 20 for more information
[2]	Included in balance sheet line Other financial liabilities designated at fair value.
[3]	Includes the effect of fair value hedges on long-term debt. Refer to Note 1a item j and Note 20 for more information
[4]	Included in balance sheet line Other financial liabilities designated at fair value.
[5]
Includes funding from UBS Group AG and its subsidiaries measured at amortized cost (refer to Note 18b Funding from UBS Group AG and its subsidiaries) and measured at fair value (refer to Note 22b Other financial liabilities designated at fair value).